Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Amount added for prior year unrecognized tax benefits	$ 512	$ (7)	$ 117
Accrued interest liability on uncertain tax positions	959	447
Tax rate	25.00%	24.00%	25.00%
Withholding Tax Rate On Dividends Distributed	15.00%
Net operating loss carryforward related to excess tax deductions from stock options	12,000
Tel Aviv [Member]
Income Taxes [Line Items]
Income tax exemption period	2 years
United States [Member]
Income Taxes [Line Items]
Carryforward expiration period	20 years
Minimum [Member] | Tel Aviv [Member]
Income Taxes [Line Items]
Income tax reduced rate period	5 years
Reduced income tax rate	10.00%
Minimum [Member] | United States [Member]
Income Taxes [Line Items]
Carryforward expiration date	2021
Maximum [Member] | Tel Aviv [Member]
Income Taxes [Line Items]
Income tax reduced rate period	8 years
Reduced income tax rate	25.00%
Maximum [Member] | Jerusalem [Member]
Income Taxes [Line Items]
Income tax exemption period	10 years
Maximum [Member] | United States [Member]
Income Taxes [Line Items]
Carryforward expiration date	2031
Commencement Of Production [Member]
Income Taxes [Line Items]
Tax benefit limitation period	12 years
Approval Date [Member]
Income Taxes [Line Items]
Tax benefit limitation period	14 years
Amendment To Production Facilities [Member]
Income Taxes [Line Items]
Percentage of income required to be derived from export in order to earn available tax benefits	25.00%
Amendment To Production Facilities [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax benefit limitation period	7 years
Amendment To Production Facilities [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax benefit limitation period	10 years
Period of investment in Beneficiary Enterprise	3 years
First Day Of The Year Of Election [Member]
Income Taxes [Line Items]
Tax benefit limitation period	12 years
2011 - 2012 [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate	10.00%
2011 - 2012 [Member] | Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate	15.00%
2013 - 2014 [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate	7.00%
2013 - 2014 [Member] | Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate	12.50%
Thereafter [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate	6.00%
Thereafter [Member] | Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate	12.00%
U.S. Subsidiary [Member]
Income Taxes [Line Items]
Total available carryforward of subsidiary	$ 18,500